Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstarct]
Schedule of New Allotments

New allotments during the year ended December 31, 2025, all of which are non-tradable and physically-settled, are set out below:

Date of grant	Eligible Recipients	Terms of the instrument	No. of ADSs	Vesting Conditions
May 15, 2025	Company Employees	Restricted share units	4,650	Fully vested at the grant date
May 15, 2025	Executive officer	Restricted share units	188	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
November 23, 2025	Directors and Chief Executive Officer	Restricted share units	118,673	Vesting over 3 years (1/12 of the total at the end of each quarter, commencing with the third quarter of 2025) or fully vested upon the completion of Twine’s acquisition
November 23, 2025	Twine’s Executives	Restricted share units	20,255	Vesting in equal monthly installments over a period of 6 months from the date of grant. If the Company terminates the employment or engagement of the executives for any reason prior to the full vesting, any unvested RSUs outstanding as of the effective date of such termination shall immediately accelerate and become fully vested and exercisable as of such date.

November 23, 2025	Twine’s Employees	Restricted Share Units	13,503	Vesting in equal monthly installments over a period of 6 months from the date of grant.

Total securities exercisable into shares			157,269

(1)	On March 30, 2023, the Chairman of the Board was granted performance share units, which vested in full upon the achievement of an engagement with a strategic partner/corporation operating in the field of food, healthcare, pharmaceuticals or printing in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization, as the execution of the Wyler Agreement during 2024 was deemed the achievement of this performance condition, which led to the vesting of the PSUs into 335 ADS. USD 61 thousand of the share-based payment for these PSUs was recognized in 2023, and the remaining USD 37 thousand in 2024.

(2)	On April 20, 2023, the Chief Executive Officer was granted performance share units, which vested in full into 478 ADSs as described above. USD 87 thousand of the share-based payment for these PSUs was recognized in 2023, and the remaining USD 53 thousand in 2024.

(3)	During 2024, the Company issued restricted share units to its employees and stock options to a consultant who provided the Company with advertising services, at a fair value of USD 71 thousand. The assumption for the cumulative fair value estimate is detailed in the table below.

Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant

The fair value of the Company’s stock options granted to employees, consultants and directors for the year ended December 31, 2024 was estimated using the following assumptions.

2024
Expected volatility	91.04%
Risk free interest rate	4.73%
Expected dividend	0%
Expected term (in years)	5 years

Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan

Transactions related to the grant of options to employees, directors and non-employees under the Company’s options plan during the year ended December 31, 2025 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2025	8,698,270	0.63	5.38	0.02
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(1,154,500)	0.43	-	-
Outstanding at December 31, 2025	7,543,770	0.57	5.10	0.02
Vested and expected to vest at end of period	7,543,770	0.57	5.10	-
Exercisable at December 31, 2025	7,543,770	0.57	5.10	-

Schedule of Transactions Related to Restricted Share Units

Transactions related to restricted share units (RSUs) during the year ended December 31, 2025, were as follows:

	Number of RSUs (ordinary shares)	Weighted average grant date fair value (USD)
Outstanding at January 1, 2025	6,406,300	0.04
Granted	629,072,500	0.001
Vested	(510,409,800)	0.002
Forfeited	(941,000)	0.052
Outstanding at December 31, 2025	124,128,000	0.002

Schedule of Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023
Research and development, net	460	(220)	476
Marketing	104	206	832
General and administrative	25	391	551
Total share-based compensation expenses	589	377	1,859